Exhibit 99

Chrysler Financial Services Americas LLC	Distribution Date: 08-Nov-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number			2
Distribution Date			08-Nov-10
Record Date			05-Nov-10

Dates Covered		From and Including	To and Including
Collections Period		01-Oct-10	31-Oct-10
Accrual Period		08-Oct-10	07-Nov-10
30/360 Days		30
Actual/360 Days		31

		Number of
Collateral Pool Balance Data		Accounts	$ Amount
Pool Balance — Beginning of Period		155,726	$2,012,753,874.46
Collections of Installment Principal			55,919,220.84
Collections Attributable to Full Payoffs			29,996,462.19
Principal Amount of Repurchases			201,453.56
Principal Amount of Gross Losses			231,467.55

Pool Balance — End of Period(EOP)		152,928	$1,926,405,270.32

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	91.70%

Ending Overcollateralization(O/C) Amount	$119,280,687.91
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	106.601%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$127,757.13	Trigger	Compliance?

Net Credit Loss Percentage	0.007%	8.00%	Yes
Cumulative Net Credit Losses	$156,115.04
Cumulative Recovery Ratio	40.513%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$26,525,947.64	1.377%	1,888
61-90 Days Delinquent	2,647,709.94	0.137%	168
91-120 Days Delinquent	0.00	0.000%	0
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	3,795,209.30	0.197%	224

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$6,442,919.24
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.18316%

		Current Month	Prior Month
Weighted Average A.P.R.		7.191%	7.172%
Weighted Average Remaining Term (months)		35.78	36.62
Weighted Average Seasoning (months)		31.95	30.99

Chrysler Financial Services Americas LLC	Distribution Date: 08-Nov-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$55,919,220.84
Collections Attributable to Full Payoffs		29,996,462.19
Principal Amount of Repurchases		201,453.56
Recoveries on Loss Accounts		103,710.42
Collections of Interest		11,606,491.76
Investment Earnings		606.02
Reserve Account Draw		0.00

Total Sources		$97,827,944.79

Cash Uses
Servicer Fee		$1,677,294.90
Backup Servicer Fee		16,772.95
A Note Interest		826,385.96
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		94,738,136.95
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		0.00

Total Cash Uses		$97,827,944.79

Administrative Payment
Total Principal and Interest Sources		$97,827,944.79
Investment Earnings in Trust Account		(606.02)
Daily Collections Remitted		(97,631,121.43)
Reserve Account Draw		0.00
Servicer Fee		(1,677,294.90)
Distribution to Class E Noteholders		0.00

Payment Due to/(from) Trust Account		$(1,481,077.56)

O/C Release (Prospectus pg S42)
Pool Balance		$1,926,405,270.32

Total Securities		$1,807,124,582.41

Adjusted O/C Amount		$119,280,687.91

Target Overcollateralization Amount		$154,112,421.63

O/C Release Period?		No

O/C Release		$0.00

Current Net Credit Loss Percentage		0.007%

	Required O/C
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC	Distribution Date: 08-Nov-10
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face

Class A-1 688,000,000.00 @ 0.33579%	589,862,719.36	495,124,582.41	719.6578233	94,738,136.95	137.7007805	170,560.28	0.2479074
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,901,862,719.36	$1,807,124,582.41		$94,738,136.95		$1,395,739.99

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 31

Manager	03-Nov-10
(248) 427-2557	Date